Schedule of Profit Interest Unit Activity (Details) - Boost Run Holdings LLC [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit Interest Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Units, Unvested balance	3,643
Units, Granted	506	3,643
Units, Vested	(126)
Units, Forfeited
Units, Unvested balance	4,023	3,643
Units, Vested balance	126
Weighted Average Profit Interest Unit Participation Threshold [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average unit participation threshold, Unvested balance	$ 1,000
Weighted average unit participation threshold, Granted	4,418	1,000
Weighted average unit participation threshold, Vested	4,418
Weighted average unit participation threshold, Forfeitures
Weighted average unit participation threshold, Unvested balance	1,322	$ 1,000
Weighted average unit participation threshold, Vested balance	$ 4,418